Pension and Other Postretirement Benefit Plans - Summary of Discount Rate Used In Measurement of Benefit Obligations (Detail)	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average discount rate	5.10%	4.19%
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average discount rate	0.55%	2.07%